Note 15 - Due From Factor (Detail) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Diamond Bar, Accounts Receivable Factoring [Member]
Factoring fee, percentage	1.50%		2.25%
Factoring fee, minimum			$ 12,000
Monthly payment, factoring fee			1,000
Financing fee, interest terms			one month LIBOR plus 5.37%
Accounts and Other Receivables, Net, Current	$ 0	$ 203,351	$ 203,351